Summary of Significant Accounting Policies (Details) - Schedule of Subsidiaries and Step-Down Subsidiaries	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
USA [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	USA	USA
Investor Entity	Zoomcar Holdings, Inc.	Zoomcar Holdings, Inc.
India [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	India	India
Investor Entity	Zoomcar, Inc.	Zoomcar, Inc.
Netherlands [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Netherlands	Netherlands
Investor Entity	Zoomcar, Inc.	Zoomcar, Inc.
Singapore [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Singapore	Singapore
Investor Entity	Zoomcar, Inc.	Zoomcar, Inc.
Philippines [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Philippines	Philippines
Investor Entity	Zoomcar, Inc.	Zoomcar, Inc.
Egypt [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Egypt	Egypt
Investor Entity	Zoomcar Netherlands Holding	Zoomcar Netherlands Holding
Indonesia [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Indonesia	Indonesia
Investor Entity	Fleet Holding Pte ltd	Fleet Holding Pte ltd
Vietnam [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Vietnam	Vietnam
Investor Entity	Fleet Holding Pte ltd	Fleet Holding Pte ltd